SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Dec. 31, 2021
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year
Lease renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	20 years
Lease renewal term	5 years